Other current and non-current assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Prepaid insurance expenses	€ 1,100	€ 1,200
Prepaid expenses of licenses and software	7,000	7,400
Non-current prepayments	1,414	1,906
Current prepaid maintenance expenses	900	700
Noncurrent Prepayments Of Licensing Agreement	500	1,500
NonCurrent Prepaid Maintenance Expenses	500	300
Celgene Switzerland LLC And Genmab AS [Member]
Disclosure of subsidiaries [line items]
Current Incremental cost for collaboration agreement	200	400
Non-current prepayments	€ 400	€ 100